Current and Long-Term Debt - 2011 credit facility (Details) - USD ($)	1 Months Ended		12 Months Ended
	Apr. 30, 2017	Feb. 28, 2017	Dec. 31, 2017	May 03, 2011
2011 Credit Facility [Member]
Disclosure of detailed information about borrowings [line items]
Loan maximum borrowing capacity				$ 150,000,000.0
Write-offs of deferred financing fees related to repayment of debt			$ 100,000
Gross carrying amount [member]
Disclosure of detailed information about borrowings [line items]
Repayments			546,296,000
Gross carrying amount [member] | 2011 Credit Facility [Member]
Disclosure of detailed information about borrowings [line items]
Repayments			93,041,000
Repayments, scheduled			800,000
STI Beryl, STI Le Rocher, STI Larvotto [Member]
Disclosure of detailed information about borrowings [line items]
Write-offs of deferred financing fees related to repayment of debt			100,000
STI Beryl, STI Le Rocher, STI Larvotto [Member] | 2011 Credit Facility [Member]
Disclosure of detailed information about borrowings [line items]
Repayments	$ 42,200,000
STI Emerald and STI Sapphire [Member]
Disclosure of detailed information about borrowings [line items]
Write-offs of deferred financing fees related to repayment of debt			500,000
Vessels [member] | STI Beryl, STI Le Rocher, STI Larvotto [Member] | Gross carrying amount [member] | 2011 Credit Facility [Member]
Disclosure of detailed information about borrowings [line items]
Repayments			42,200,000
Vessels [member] | STI Emerald and STI Sapphire [Member] | Gross carrying amount [member] | 2011 Credit Facility [Member]
Disclosure of detailed information about borrowings [line items]
Repayments			26,300,000
Vessels [member] | STI Duchessa and STI Onyx [Member] | 2011 Credit Facility [Member]
Disclosure of detailed information about borrowings [line items]
Repayments		$ 23,700,000
Vessels [member] | STI Duchessa and STI Onyx [Member] | Gross carrying amount [member] | 2011 Credit Facility [Member]
Disclosure of detailed information about borrowings [line items]
Repayments			$ 23,700,000